INCOME TAX EXPENSES (Schedule of Reconciliation of Theoretical Tax Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income Tax Expenses Schedule Of Taxes On Income Included In Income Statements
Profit before taxes on income, as reported in the income statements	₪ 19	[1]	₪ 63		₪ 135
Theoretical tax expense	4		14		32
Increase in tax resulting from disallowable deductions	5		9		8
Taxes on income in respect of previous years	(7)		(15)		(10)
Temporary differences and tax losses for which no deferred income tax asset was recognized	(2)		(1)		(9)
Income tax expenses		[1],[2]	₪ 7	[3]	₪ 21	[3]

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	Representing an amount of less than NIS 1 million.
[3]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.